Equity - Accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated other comprehensive income [Line Items]
Beginning balance	₩ (1,910,750)	₩ (905,223)	₩ (404,181)
Change due to fair value	888,183	(1,628,697)	(1,172,302)
Reclassification:
Change due to impairment or disposal	474,619	(44,475)	(114,399)
Effect of hedge accounting	(69,484)	(190,372)	(209,869)
Hedging	120,980	125,178	175,902
Effects from changes in foreign exchange rate	5,178	39,856	333,732
Remeasurements of the net defined benefit plans	(272,792)	348,017	59,441
Deferred income taxes	(302,295)	344,718	309,706
Transfer to other account	(4,297)	(682)	35,574
Non-controlling interests	(3,795)	930	1,460
Ending balance	(1,074,453)	(1,910,750)	(984,936)
Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(984,936)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		79,713
Gain (loss) on securities at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	(6,786,650)	(867,680)	146,829
Change due to fair value	3,862,277	(8,059,410)	(1,110,290)
Reclassification:
Change due to impairment or disposal	465,343	(37,142)	(114,399)
Effect of hedge accounting	0	0	0
Hedging	(28,044)	63,480	10,627
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(1,137,032)	2,110,516	334,391
Transfer to other account	0	0	0
Non-controlling interests	(4,328)	3,586	2,547
Ending balance	(3,628,434)	(6,786,650)	(730,295)
Gain (loss) on securities at fair value through other comprehensive income | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(730,295)
Gain (loss) on securities at fair value through other comprehensive income | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(137,385)
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
Accumulated other comprehensive income [Line Items]
Beginning balance		0	161,919
Change due to fair value		0	(31,924)
Reclassification:
Change due to impairment or disposal		0	0
Effect of hedge accounting		0	0
Hedging		0	0
Effects from changes in foreign exchange rate		0	0
Remeasurements of the net defined benefit plans		0	0
Deferred income taxes		0	11,826
Transfer to other account		0	0
Non-controlling interests		0	0
Ending balance		0	141,821
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach) | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		141,821
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach) | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(141,821)
Equity in other comprehensive income (loss) of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	(8,135)	7,623	4,875
Change due to fair value	9,738	(16,914)	6,517
Reclassification:
Change due to impairment or disposal	0	(7,333)	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(2,582)	8,489	(3,769)
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	(979)	(8,135)	7,623
Equity in other comprehensive income (loss) of associates | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		7,623
Equity in other comprehensive income (loss) of associates | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		0
Net gain (loss) from cash flow hedges
Accumulated other comprehensive income [Line Items]
Beginning balance	(96,388)	(26,124)	(48,171)
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	(69,484)	(190,372)	(209,869)
Hedging	152,927	87,491	239,800
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(22,163)	32,617	(8,231)
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	(35,108)	(96,388)	(26,471)
Net gain (loss) from cash flow hedges | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(26,471)
Net gain (loss) from cash flow hedges | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		347
Foreign currency translation adjustments for foreign operations
Accumulated other comprehensive income [Line Items]
Beginning balance	(112,283)	(125,219)	(377,061)
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	(3,903)	(25,793)	(74,525)
Effects from changes in foreign exchange rate	2,316	40,679	333,059
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(4,658)	(154)	(6,226)
Transfer to other account	0	0	0
Non-controlling interests	11	(1,796)	(466)
Ending balance	(118,517)	(112,283)	(125,219)
Foreign currency translation adjustments for foreign operations | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(125,219)
Foreign currency translation adjustments for foreign operations | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		0
Net finance Income (expense) on insurance contract assets (liabilities)
Accumulated other comprehensive income [Line Items]
Beginning balance	5,039,081	333,178
Change due to fair value	(2,961,019)	6,396,337
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from changes in foreign exchange rate	0	0
Remeasurements of the net defined benefit plans	0	0
Deferred income taxes	788,561	(1,690,434)
Transfer to other account	0	0
Non-controlling interests	0	0
Ending balance	2,866,623	5,039,081
Net finance Income (expense) on insurance contract assets (liabilities) | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		0
Net finance Income (expense) on insurance contract assets (liabilities) | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		333,178
Other Comprehensive income of separate account
Accumulated other comprehensive income [Line Items]
Beginning balance		0	18,423
Change due to fair value		0	(56,484)
Reclassification:
Change due to impairment or disposal		0	0
Effect of hedge accounting		0	0
Hedging		0	0
Effects from changes in foreign exchange rate		0	0
Remeasurements of the net defined benefit plans		0	0
Deferred income taxes		0	15,211
Transfer to other account		0	0
Non-controlling interests		0	0
Ending balance		0	(22,850)
Other Comprehensive income of separate account | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(22,850)
Other Comprehensive income of separate account | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		22,850
Net finance income (expense) on reinsurance contract assets (liabilities)
Accumulated other comprehensive income [Line Items]
Beginning balance	34,045	0
Change due to fair value	(28,283)	46,320
Reclassification:
Change due to impairment or disposal	0	0
Effect of hedge accounting	0	0
Hedging	0	0
Effects from changes in foreign exchange rate	0	0
Remeasurements of the net defined benefit plans	0	0
Deferred income taxes	7,511	(12,275)
Transfer to other account	0	0
Non-controlling interests	0	0
Ending balance	13,273	34,045
Net finance income (expense) on reinsurance contract assets (liabilities) | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		0
Net finance income (expense) on reinsurance contract assets (liabilities) | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		0
Remeasure-ments of the defined benefit plans
Accumulated other comprehensive income [Line Items]
Beginning balance	(91,993)	(343,124)	(385,780)
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	(272,792)	348,017	59,441
Deferred income taxes	71,935	(96,026)	(16,164)
Transfer to other account	0	0	0
Non-controlling interests	522	(860)	(621)
Ending balance	(292,328)	(91,993)	(343,124)
Remeasure-ments of the defined benefit plans | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(343,124)
Remeasure-ments of the defined benefit plans | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		0
Equity in other comprehensive income (expense) of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	9	(28)	(26)
Change due to fair value	0	9	(3)
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	0	(14)	1
Transfer to other account	0	42	0
Non-controlling interests	0	0	0
Ending balance	9	9	(28)
Equity in other comprehensive income (expense) of associates | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(28)
Equity in other comprehensive income (expense) of associates | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		0
Gain (loss) on securities at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	116,719	117,967	79,982
Change due to fair value	1,459	10,880	21,408
Reclassification:
Change due to impairment or disposal	4,199	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	2,862	(823)	673
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(3,402)	(9,171)	(16,061)
Transfer to other account	3,055	(2,134)	29,421
Non-controlling interests	0	0	0
Ending balance	124,892	116,719	115,423
Gain (loss) on securities at fair value through other comprehensive income | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		115,423
Gain (loss) on securities at fair value through other comprehensive income | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		2,544
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
Accumulated other comprehensive income [Line Items]
Beginning balance	(5,155)	(1,816)	(5,171)
Change due to fair value	4,011	(5,919)	(1,526)
Reclassification:
Change due to impairment or disposal	5,077	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(465)	1,170	(1,272)
Transfer to other account	(7,352)	1,410	6,153
Non-controlling interests	0	0	0
Ending balance	₩ (3,884)	(5,155)	₩ (1,816)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		(1,816)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance		₩ 0